Basis of Preparation and Significant Accounting Policies (Details)										1 Months Ended		12 Months Ended
	Apr. 09, 2025 EUR (€)	Mar. 03, 2025 USD ($)	Jan. 13, 2025 USD ($)	Dec. 19, 2024 EUR (€) shares	Nov. 26, 2024 shares	Nov. 27, 2023 USD ($)	Aug. 21, 2023 EUR (€)	Aug. 21, 2023 USD ($)	Jun. 06, 2022 USD ($)	Apr. 30, 2025 USD ($) shares	Feb. 28, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 10, 2025 USD ($)	May 31, 2024 USD ($)	Jul. 07, 2023 USD ($)
Basis of Preparation and Significant Accounting Policies [Line Items]
Aggregate amount																		$ 10,000,000
Net proceeds							€ 1,845,529	$ 2,000,000
Senior convertible notes | €													€ 29,000
Drawn down																	$ 1,150,000
Net proceeds of ATM facility											$ 6,398,264
Outstanding balance														$ 140,000
Percentage of share capital				50.00%
Payment received for agreement (in Euro) | €				€ 145,000
Consideration (in Euro) | €				€ 1,500,000
Revenue															$ 50,000,000
Net income													(13,786,000)		$ 4,000,000
Belike Nominees Pty Ltd [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Senior convertible notes						$ 20,000,000
P2X Spain Sociedad Ltd [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares				1,500
Payment received for agreement (in Euro) | €				€ 370,100
AT the Market Issuance Sales Agreement [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Aggregate offering price									$ 30,000,000
Subsequent Event [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Senior convertible notes		$ 1,300,000	$ 1,280,000
Equity line of credit																$ 25,000,000
Class A Ordinary Shares [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares					3,818,969
Percentage of issued shares					19.99%
Converted shares (in Shares) | shares					41,713,270
Class A Ordinary Shares [Member] | AT the Market Issuance Sales Agreement [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Number of shares sold (in Shares) | shares														2,345,452	1,103,368
Net proceeds													5,900,000	$ 6,400,000	$ 3,300,000
Commissions													€ 200,000	$ 200,000	$ 100,000
Quality Industrial Corp., a Nevada corporation [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Percentage of acquisition					69.36%
Series A Convertible Preferred Shares [Member] | Quality Industrial Corp., a Nevada corporation [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares					4,171,327
Forecast [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Converted outstanding balance										$ 185,956
Consideration (in Euro) | €	€ 50,000,000
Increase in sales												$ 3,500,000
Forecast [Member] | Class A Ordinary Shares [Member]
Basis of Preparation and Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares										834,690